INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5 -	INVENTORIES

	As of June 30, 2 0 2 5	As of December 31, 2 0 2 4

Raw materials	43,867	43,965
Service inventory	38,700	36,232
Work in process	44,012	37,036
Finished goods	55,441	39,366
	182,020	156,599